Note 3 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
3.	Impact of recently issued accounting standards

Recently adopted accounting guidance

Current Expected Credit Losses
In
June 2016,
the FASB issued ASU
No.
2016
-
13,
Financial Instruments – Credit Losses
. This ASU creates a new framework to evaluate financial instruments, such as trade receivables, for expected credit losses. This new framework replaces the previous incurred loss approach and is expected to result in more timely recognition of credit losses.

The Company has adopted
Financial Instruments – Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments
effective
January 1, 2020
using the modified retrospective basis recording a cumulative catch-up adjustment to retained earnings. Following adoption of the standard, the Company's methodology of reserving for Accounts receivable and other receivable-related financial assets, including contract assets has changed. See note
2
for details on the significant accounting policies related to receivables and allowance for doubtful accounts. The adoption of the standard has had the impact of accelerating the recognition of credit losses on certain receivables and the Company recognized a non-cash cumulative catch-up adjustment to retained earnings in the amount of
$3,629,
net of
$805
in taxes, on the opening consolidated balance sheet as of
January 1, 2020.

Goodwill impairment testing
In
January 2017,
the FASB issued ASU
No.
2017
-
04,
Intangibles – Goodwill and Other: Simplifying the Accounting for Goodwill Impairment
to remove Step
2
of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under this guidance, a goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not
to exceed the carrying amount of goodwill. The Company has adopted the standard effective
January 1, 2020.
Adoption of the ASU simplifies the goodwill impairment testing process for the Company without any direct impact on the financial statements.

Capitalization of implementation costs in relation to hosting arrangements
In
August 2018,
the FASB issued ASU
No.
2018
-
15,
Intangibles – Goodwill and Other – Internal-Use Software (Subtopic
350
-
40
).
This ASU aligns the capitalizing of implementation costs incurred in relation to a hosting arrangement with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. It also requires these capitalized costs to be expensed over the term of the hosting arrangement and to the same line as the hosting arrangement. As this ASU clarifies the previously existing ambiguity related to capitalization, it was determined that the guidance under the ASU is consistent with the Company's existing capitalization process for development costs related to hosting arrangements without any impact on the financial statements.

Recently issued accounting guidance,
not
yet adopted

In
March 2020,
the FASB issued ASU
No.
2020
-
04,
Reference Rate Reform (Topic
848
): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. With LIBOR ceasing at the end of
2021,
a significant volume of contracts and other arrangements will be impacted by the transition required to alternative reference rates. This ASU provides optional expedients and exceptions to reduce the costs and complexity of applying existing GAAP to contract modifications and hedge accounting if certain criteria are met. The standard is effective from the beginning of an interim period that includes the
March 12, 2020
issuance date of the ASU through
December 31, 2022.
On
March 25, 2020,
the Alternative Reference Rates Committee (the “ARRC”), which is a group of private-market participants convened by the Federal Reserve Board and the New York Fed, reiterated the end of
2021
timeline for the phase out of LIBOR amid the uncertainty surrounding the COVID-
19
pandemic. The Company is currently assessing the options available under this ASU and their potential impacts on its consolidated financial statements.

In
August 2020,
the FASB issued ASU
No.
2020
-
06,
Debt- Debt with Conversion and Other Options (Subtopic
470
-
20
) and Derivatives and Hedging – Contracts in Entity's Own Equity (Subtopic
815
-
40
): Accounting for Convertible Instruments and Contract in an Entity's Own Equity.
The ASU simplifies the accounting for convertible instruments and reduces the number of embedded conversion features being separately recognized from the host contract as compared to current GAAP. The ASU also enhances information transparency through targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance. The standard is effective for fiscal years beginning after
December 15, 2021.
Early adoption is permitted, but
no
earlier than fiscal years beginning after
December 15, 2020.
The standard can be applied using the modified retrospective method of transition or a fully retrospective method of transition. The Company is currently assessing the options available under this ASU and their potential impacts on its consolidated financial statements.